Cover	Mar. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2026
Entity File Number	001-43188
Entity Registrant Name	METALS ACQUISITION CORP. II
Entity Central Index Key	0002107724
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Maples Corporate Services Limited
Entity Address, Address Line Two	PO Box 309
Entity Address, Address Line Three	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	345
Local Phone Number	814 5303
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	MTAL.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MTAL
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MTAL WS
Security Exchange Name	NYSE